Significant accounting policies	6 Months Ended
Jun. 30, 2023
Significant accounting policies
Significant accounting policies

3. Significant accounting policies

There were no significant changes in accounting policies, critical accounting judgements and key sources of estimation uncertainty applied by us in these unaudited condensed consolidated interim financial statements compared to those used in the annual consolidated financial statements as of December 31, 2022.